Financial instruments - Summary of variable interest rate balances (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial instruments by type of interest rate [line items]
Net exposure to cash flow interest rate risk	$ 4,206	$ 3,329
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	4,345	1,657
Net exposure to cash flow interest rate risk	$ 4,345	$ 1,657
Interest rate risk [member] | Variable interest rate [member] | Weighted average [member] | Cash at bank and in hand [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	1.79%	0.39%